Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 68.5%
United States – 68.5%
U.S. Treasury Notes 0.125%, 08/31/2022	U.S.$	43,094	$43,094,000
1.125%, 09/30/2021-02/28/2025		7,280	7,344,579
1.375%, 01/31/2021(a)		11,911	11,922,167
1.50%, 08/31/2021		13,536	13,656,555
1.625%, 06/30/2021-08/15/2022		13,944	14,158,109
2.00%, 01/15/2021-02/15/2022		9,706	9,772,099
2.25%, 03/31/2021-04/30/2021		15,723	15,812,782
2.375%, 04/15/2021		14,135	14,223,344
2.50%, 01/31/2021-02/28/2021		27,888	27,946,972
2.875%, 11/15/2021		6,713	6,872,024
3.625%, 02/15/2021		4,607	4,624,996

Total Governments - Treasuries (cost $168,624,949)			169,427,627

CORPORATES - INVESTMENT GRADE – 7.3%
Industrial – 3.8%
Capital Goods – 0.3%
Boeing Co. (The) 2.30%, 08/01/2021		610	615,600
John Deere Capital Corp. 3.20%, 01/10/2022		236	243,049

			858,649

Consumer Cyclical - Automotive – 0.4%
General Motors Financial Co., Inc. 5.20%, 03/20/2023		274	300,512
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(b)		585	633,181

			933,693

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 2.90%, 06/25/2025		393	411,632
3.20%, 08/08/2024		227	240,709

			652,341

Consumer Cyclical - Retailers – 0.2%
Ralph Lauren Corp. 1.70%, 06/15/2022		411	418,550

Consumer Non-Cyclical – 1.5%
BAT International Finance PLC 1.668%, 03/25/2026		740	758,722
Biogen, Inc. 4.05%, 09/15/2025		600	687,534
CommonSpirit Health 1.547%, 10/01/2025		227	233,522
GlaxoSmithKline Capital PLC 2.875%, 06/01/2022		875	905,266
Royalty Pharma PLC 0.75%, 09/02/2023(b)		735	738,712
Sutter Health Series 20A 1.321%, 08/15/2025		356	361,860

			3,685,616

	Principal Amount (000)		U.S. $ Value

Energy – 0.6%
BP Capital Markets America, Inc. 2.937%, 04/06/2023	U.S.$	454	$479,497
Enterprise Products Operating LLC 2.80%, 02/15/2021		400	401,084
Marathon Petroleum Corp. 4.50%, 05/01/2023		372	404,070
TransCanada PipeLines Ltd. 9.875%, 01/01/2021		290	290,000

			1,574,651

Technology – 0.4%
Infor, Inc. 1.45%, 07/15/2023(b)		157	159,703
International Business Machines Corp. 2.85%, 05/13/2022		675	698,868
Leidos, Inc. 2.95%, 05/15/2023(b)		137	144,160

			1,002,731

Transportation - Airlines – 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025		279	323,436

			9,449,667

Financial Institutions – 3.5%
Banking – 2.9%
Capital One Financial Corp. 2.60%, 05/11/2023		230	241,058
Citigroup, Inc. 3.106%, 04/08/2026		346	378,707
3.142%, 01/24/2023		650	668,512
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	318,967
Danske Bank A/S 3.244%, 12/20/2025(b)		525	562,328
Lloyds Banking Group PLC 4.05%, 08/16/2023		350	381,892
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022		1,000	1,033,300
NatWest Markets PLC 3.625%, 09/29/2022(b)		825	870,020
PNC Bank NA 0.466% (LIBOR 3 Month + 0.25%), 01/22/2021(c)		875	875,131
Royal Bank of Canada Series G 1.60%, 04/17/2023		572	588,262
UBS AG/London 1.75%, 04/21/2022(b)		212	215,776
Westpac Banking Corp. 2.65%, 01/25/2021		1,002	1,003,353

			7,137,306

	Principal Amount (000)		U.S. $ Value

Finance – 0.1%
Aviation Capital Group LLC 3.875%, 05/01/2023(b)	U.S.$	214	$223,134
5.50%, 12/15/2024(b)		65	71,782

			294,916

Insurance – 0.3%
Metropolitan Life Global Funding I 2.40%, 06/17/2022(b)		650	669,175

REITS – 0.2%
WP Carey, Inc. 4.60%, 04/01/2024		550	613,679

			8,715,076

Total Corporates - Investment Grade (cost $17,469,027)			18,164,743

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.1%
Non-Agency Fixed Rate CMBS – 4.0%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(b)		185	165,646
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683%, 09/10/2045(b)		600	621,213
Series 2013-GC11, Class AS 3.422%, 04/10/2046		771	809,347
Series 2013-GC11, Class B 3.732%, 04/10/2046		350	367,711
Series 2013-GC11, Class XA 1.367%, 04/10/2046(d)		8,388	206,255
Series 2013-GC15, Class C 5.181%, 09/10/2046		516	535,355
Commercial Mortgage Trust Series 2013-LC6, Class XA 1.324%, 01/10/2046(d)		2,302	46,021
Series 2014-UBS4, Class A5 3.694%, 08/10/2047		750	820,372
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.489%, 02/10/2046(d)		7,610	208,544
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(b)		750	759,368
Series 2011-GC5, Class D 5.388%, 08/10/2044(b)		40	34,245
Series 2012-GC6, Class B 5.651%, 01/10/2045(b)		450	459,481
Series 2012-GCJ7, Class AS 4.085%, 05/10/2045		500	515,643

	Principal Amount (000)		U.S. $ Value

Series 2012-GCJ9, Class AS 3.124%, 11/10/2045	U.S.$	518	$535,534
Series 2015-GC28, Class A5 3.396%, 02/10/2048		500	546,511
JP Morgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class D 5.655%, 11/15/2043(b)		546	348,216
Series 2012-C8, Class C 4.622%, 10/15/2045(b)		355	313,647
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.83%, 09/15/2047(d)		10,082	256,429
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(b)		521	531,491
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.563%, 09/15/2047(b)		100	100,052
Series 2011-C3, Class C 5.244%, 07/15/2049(b)		250	239,487
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A3 2.533%, 12/10/2045		612	616,249
Series 2013-C5, Class C 4.097%, 03/10/2046(b)		505	482,812
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class A2 2.632%, 05/15/2048		64	63,493
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class C 5.335%, 03/15/2044(b)		250	246,072
Series 2012-C10, Class XA 1.523%, 12/15/2045(b) (d)		1,065	26,780

			9,855,974

Non-Agency Floating Rate CMBS – 1.8%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.159% (LIBOR 1 Month + 1.00%), 06/15/2035(b) (c)		225	218,132
BBCMS Mortgage Trust Series 2020-BID, Class A 2.299% (LIBOR 1 Month + 2.14%), 10/15/2037(b) (c)		411	411,129
CLNY Trust Series 2019-IKPR, Class D 2.184% (LIBOR 1 Month + 2.03%), 11/15/2038(b) (c)		180	162,868
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.182% (LIBOR 1 Month + 1.03%), 12/19/2030(b) (c)		297	293,140

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2019-WOLF, Class A 1.193% (LIBOR 1 Month + 1.03%), 12/15/2036(b) (c)	U.S.$	700	$684,203
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.359% (LIBOR 1 Month + 1.20%), 06/15/2038(b) (c)		503	498,722
Series 2019-SMP, Class A 1.309% (LIBOR 1 Month + 1.15%), 08/15/2032(b) (c)		250	248,458
HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035(e) (f) (g)		470	504,314
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.003% (LIBOR 1 Month + 1.85%), 01/16/2037(b) (c)		43	39,932
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 3.209% (LIBOR 1 Month + 3.05%), 05/15/2036(b) (c)		365	263,933
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.942% (LIBOR 1 Month + 0.78%), 07/15/2033(b) (c)		270	268,018
Series 2019-MILE, Class A 1.659% (LIBOR 1 Month + 1.50%), 07/15/2036(b) (c)		166	165,032
Starwood Retail Property Trust Series 2014-STAR, Class A 1.629% (LIBOR 1 Month + 1.47%), 11/15/2027(b) (c)		859	566,852

			4,324,733

Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K033, Class A1 2.871%, 02/25/2023		745	769,119
Government National Mortgage Association Series 2006-51, Class IO 0.971%, 08/16/2046(d)		360	902

			770,021

Total Commercial Mortgage-Backed Securities (cost $15,667,817)			14,950,728

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.5%
Risk Share Floating Rate – 2.2%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 03/25/2029(b) (c)	U.S.$	400	$399,844
Series 2019-3A, Class M1B 1.748% (LIBOR 1 Month + 1.60%), 07/25/2029(b) (c)		260	259,816
Series 2020-2A, Class M1B 3.348% (LIBOR 1 Month + 3.20%), 08/26/2030(b) (c)		220	222,769
Series 2020-3A, Class M1B 2.998% (LIBOR 1 Month + 2.85%), 10/25/2030(b) (c)		151	151,658
Eagle Re Ltd. Series 2020-1, Class M1A 1.048% (LIBOR 1 Month + 0.90%), 01/25/2030(b) (c)		375	373,592
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-HQA3, Class M2 2.498% (LIBOR 1 Month + 2.35%), 04/25/2030(c)		670	679,206
Series 2020-DNA5, Class M1 1.382%, 10/25/2050(b) (c)		193	193,649
Series 2020-DNA6, Class M1 0.977%, 12/25/2050(b) (c)		198	197,727
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(c)		396	405,815
Series 2015-C01, Class 1M2 4.448% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		113	114,751
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		27	26,996
Series 2016-C03, Class 2M2 6.048% (LIBOR 1 Month + 5.90%), 10/25/2028(c)		283	297,528
Series 2016-C06, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		161	168,481
Home Re Ltd. Series 2020-1, Class M1B 3.398% (LIBOR 1 Month + 3.25%), 10/25/2030(b) (c)		336	341,187
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.048% (LIBOR 1 Month + 1.90%), 11/26/2029(b) (c)		284	283,665
Oaktown Re V Ltd. Series 2020-2A, Class M1A 2.548% (LIBOR 1 Month + 2.40%), 10/25/2030(b) (c)		180	180,233

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.895% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (f)	U.S.$	163	$157,617
Series 2019-3R, Class A 2.845% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (f)		75	73,681
Radnor Re Ltd. Series 2019-1, Class M1B 2.098% (LIBOR 1 Month + 1.95%), 02/25/2029(b) (c)		192	191,591
Series 2019-2, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 06/25/2029(b) (c)		222	220,845
Series 2020-1, Class M1A 1.098% (LIBOR 1 Month + 0.95%), 02/25/2030(b) (c)		185	184,493
Triangle Re Ltd. Series 2020-1, Class M1A 3.148% (LIBOR 1 Month + 3.00%), 10/25/2030(b) (c)		250	250,922

			5,376,066

Agency Fixed Rate – 1.4%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041		627	644,559
Series 4941, Class IO 4.00%, 12/15/2047(d)		2,002	266,224
Series 4976, Class MI 4.50%, 05/25/2050(d)		1,879	299,713
Series 5008, Class AI 3.50%, 09/25/2050(d)		2,131	351,545
Series 5013, Class JI 4.00%, 09/25/2050(d)		3,438	440,445
Series 5015, Class DI 4.00%, 09/25/2050(d)		2,612	416,955
Series 5018, Class EI 4.00%, 10/25/2050(d)		1,233	172,732
Series 5049, Class CI 3.50%, 12/25/2050(d)		1,590	202,932
Federal National Mortgage Association REMICs Series 2014-54, Class LA 3.00%, 02/25/2044		130	132,694
Series 2015-72, Class PC 3.00%, 10/25/2043		60	59,579
Series 2020-89, Class KI 4.00%, 12/25/2050(d)		3,146	491,535

			3,478,913

Agency Floating Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF 0.659% (LIBOR 1 Month + 0.50%), 06/15/2039(c)		432	435,593

	Principal Amount (000)		U.S. $ Value

Series 4286, Class VF 0.609% (LIBOR 1 Month + 0.45%), 12/15/2043(c)	U.S.$	399	$401,563
Federal National Mortgage Association REMICs Series 2013-57, Class FN 0.498% (LIBOR 1 Month + 0.35%), 06/25/2043(c)		319	319,065
Series 2014-49, Class AF 0.469% (LIBOR 1 Month + 0.32%), 08/25/2044(c)		494	494,045

			1,650,266

Non-Agency Floating Rate – 0.2%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.248% (LIBOR 1 Month + 2.10%), 04/25/2047(b) (c)		105	106,123
Mello Warehouse Securitization Trust Series 2020-1, Class A 1.048% (LIBOR 1 Month + 0.90%), 10/25/2053(b) (c)		514	514,165

			620,288

Total Collateralized Mortgage Obligations (cost $11,121,498)			11,125,533

ASSET-BACKED SECURITIES – 4.2%
Autos - Fixed Rate – 2.9%
AmeriCredit Automobile Receivables Trust Series 2020-1, Class A2A 1.10%, 03/20/2023		542	543,059
Chase Auto Credit Linked Notes Series 2020-1, Class C 1.389%, 01/25/2028(b)		717	720,046
Series 2020-2, Class D 1.487%, 02/25/2028(b)		250	250,348
CPS Auto Receivables Trust 2020-C Series 2020-C, Class B 1.01%, 01/15/2025(b)		603	604,631
Exeter Automobile Receivables Trust Series 2019-3A, Class B 2.58%, 08/15/2023(b)		508	511,030
Series 2020-3A, Class C 1.32%, 07/15/2025		477	480,762
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(b)		650	684,469
Series 2020-1A, Class A 1.49%, 01/15/2025(b)		196	197,019
Flagship Credit Auto Trust Series 2019-4, Class B 2.53%, 11/17/2025(b)		590	608,851
Series 2020-4, Class C 1.28%, 02/16/2027(b)		615	620,339

	Principal Amount (000)		U.S. $ Value

Ford Credit Auto Owner Trust Series 2016-1, Class A 2.31%, 08/15/2027(b)	U.S.$	607	$608,416
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(b)		125	125,562
Series 2019-2A, Class A 3.42%, 05/25/2025(b)		114	114,499
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 01/15/2027		424	428,124
Westlake Automobile Receivables Trust Series 2020-3A, Class C 1.24%, 11/17/2025(b)		657	660,649

			7,157,804

Other ABS - Fixed Rate – 1.1%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(b)		206	207,174
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(b)		100	101,653
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(b)		876	954,474
Marlette Funding Trust Series 2019-1A, Class A 3.44%, 04/16/2029(b)		121	121,654
Series 2019-3A, Class A 2.69%, 09/17/2029(b)		143	143,531
Series 2020-1A, Class A 2.24%, 03/15/2030(b)		88	88,287
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(b)		45	45,303
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(b)		106	107,108
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(b)		60	60,707
Series 2019-3, Class A 2.90%, 05/25/2028(b)		144	145,426
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(b)		693	696,669

			2,671,986

	Principal Amount (000)			U.S. $ Value

Credit Cards - Fixed Rate – 0.2%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024	U.S.$	590		$591,909

Total Asset-Backed Securities (cost $10,358,225)				10,421,699

AGENCIES – 3.2%
Agency Debentures – 3.2%
Federal Home Loan Bank 1.375%, 02/17/2023		750		769,343
2.50%, 02/13/2024		445		476,777
3.00%, 10/12/2021		1,450		1,482,175
Federal Home Loan Mortgage Corp. 0.25%, 08/24/2023		2,000		2,003,943
Federal National Mortgage Association 2.50%, 02/05/2024		810		866,992
2.75%, 06/22/2021		2,217		2,244,402

Total Agencies (cost $7,666,620)				7,843,632

INFLATION-LINKED SECURITIES – 2.0%
United States – 2.0%
U.S. Treasury Inflation Index 0.125%, 10/15/2024 (TIPS) (cost $4,945,948)		4,668		5,005,501

MORTGAGE PASS-THROUGHS – 1.2%
Agency Fixed Rate 30-Year – 1.1%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		1,240		1,343,293
Federal National Mortgage Association Series 2010 5.00%, 02/01/2040		906		1,044,847
Government National Mortgage Association Series 2002 7.50%, 03/15/2032		43		50,499
Series 2009 5.00%, 10/15/2039		353		403,611

				2,842,250

Agency Fixed Rate 15-Year – 0.1%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025		68		70,506
6.50%, 03/01/2026		85		89,841
Federal National Mortgage Association Series 2006 6.00%, 12/01/2021		0	**	469

				160,816

	Principal Amount (000)		U.S. $ Value

Agency ARMs – 0.0%
Federal National Mortgage Association Series 2007 1.902% (LIBOR 6 Month + 1.31%), 01/01/2037(c)	U.S.$	1	$1,514

Total Mortgage Pass-Throughs (cost $2,871,369)			3,004,580

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.9%
United States – 0.9%
California Earthquake Authority Series 2020B 1.127%, 01/01/2021		425	425,000
1.227%, 07/01/2021		130	130,087
City of New York NY Series 2021D 0.982%, 08/01/2025(h)		740	743,766
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		280	284,172
State of California 5.70%, 11/01/2021		350	365,792
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		340	342,353

Total Local Governments - US Municipal Bonds (cost $2,279,916)			2,291,170

COLLATERALIZED LOAN OBLIGATIONS – 0.9%
CLO - Floating Rate – 0.9%
Dryden CLO Ltd. Series 2020-77A, Class A 2.224% (LIBOR 3 Month + 2.00%), 05/20/2031(b) (c)		275	275,904
Series 2020-78A, Class C 2.168% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (c)		320	320,205
Elevation CLO Ltd. Series 2020-11A, Class C 2.437% (LIBOR 3 Month + 2.20%), 04/15/2033(b) (c)		250	244,539
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.118% (LIBOR 3 Month + 1.90%), 04/20/2031(b) (c)		404	405,139
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.987% (LIBOR 3 Month + 1.75%), 07/15/2030(b) (c)		472	473,162
OCP CLO Ltd. Series 2020-18A, Class A 2.018% (LIBOR 3 Month + 1.80%), 04/20/2030(b) (c)		418	418,987

	Principal Amount (000)		U.S. $ Value

Voya CLO Ltd. Series 2019-1A, Class DR 3.087% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (c)	U.S.$	130	$124,005

Total Collateralized Loan Obligations (cost $2,268,933)			2,261,941

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
China – 0.2%
Sinopec Group Overseas Development 2018 Ltd. 2.50%, 08/08/2024(b) (cost $515,100)		516	534,544

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 0.75%, 09/02/2023(b) (cost $378,201)		379	379,474

Short-Term Municipal Notes – 0.1%
New York – 0.1%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $136,467)		135	136,588

Total Investments – 99.3% (cost $244,304,070)(i)			245,547,760
Other assets less liabilities – 0.7%			1,739,796

Net Assets – 100.0%			$247,287,556

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	44	March 2021	$6,879,812	$(7,295)
U.S. T-Note 2 Yr (CBT) Futures	465	March 2021	102,754,101	96,436
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	22	March 2021	2,775,609	(4,583)

				$84,558

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00%	Quarterly	0.63%	USD	2,221	$36,997	$25,279	$11,718

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	363	$42,979	$24,814	$18,165
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	295	34,928	20,870	14,058
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	295	34,928	21,606	13,322
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	119	14,090	7,915	6,175
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	118	13,971	7,848	6,123
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	147	17,405	11,435	5,970
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	113	13,379	7,684	5,695
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	128	15,145	25,993	(10,848)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	155	18,365	30,271	(11,906)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	289	$34,241	$50,456	$(16,215)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	239	28,337	47,398	(19,061)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	241	28,514	49,449	(20,935)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	308	36,493	62,342	(25,849)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	308	36,492	62,390	(25,898)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	308	36,491	63,283	(26,792)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	597	70,784	119,471	(48,687)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87	USD	1,194	141,469	243,449	(101,980)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	3	(799)	(472)	(327)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	3	(799)	(377)	(422)
Citigroup Global Markets, Inc..
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	13	(3,464)	(1,610)	(1,854)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	15	(3,997)	(1,919)	(2,078)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	14	(3,732)	(1,648)	(2,084)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	15	(3,997)	(1,858)	(2,139)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	19	$(5,064)	$(2,124)	$(2,940)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	21	(5,596)	(2,601)	(2,995)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	40	(10,657)	(4,984)	(5,673)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	38	(10,127)	(4,154)	(5,973)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	58	(15,458)	(7,263)	(8,195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	133	(35,434)	(21,225)	(14,209)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	160	(42,626)	(24,014)	(18,612)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	186	(49,554)	(30,110)	(19,444)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	139	(37,032)	(16,791)	(20,241)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	132	(35,167)	(10,452)	(24,715)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	168	(44,758)	(13,585)	(31,173)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	209	(55,681)	(12,153)	(43,528)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	445	(118,555)	(31,171)	(87,384)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	860	(229,118)	(58,055)	(171,063)

						$(93,604)	$610,108	$(703,712)

*	Termination date
**	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $28,062,983 or 11.3% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(d)	IO - Interest Only.
(e)	Fair valued by the Adviser.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.29% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	$504,108	$504,314	0.20%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.895%, 05/27/2023	06/07/2019	163,449	157,617	0.07%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.845%, 10/27/2022	10/11/2019	74,556	73,681	0.02%

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	When-Issued or delayed delivery security.
(i)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,346,430 and gross unrealized depreciation of investments was $(1,710,176), resulting in net unrealized appreciation of $636,254.

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$169,427,627	$—	$169,427,627
Corporates - Investment Grade	—	18,164,743	—	18,164,743
Commercial Mortgage-Backed Securities	—	14,446,414	504,314	14,950,728
Collateralized Mortgage Obligations	—	11,125,533	—	11,125,533
Asset-Backed Securities	—	10,421,699	—	10,421,699
Agencies	—	7,843,632	—	7,843,632
Inflation-Linked Securities	—	5,005,501	—	5,005,501
Mortgage Pass-Throughs	—	3,004,580	—	3,004,580
Local Governments - US Municipal Bonds	—	2,291,170	—	2,291,170
Collateralized Loan Obligations	—	2,261,941	—	2,261,941
Quasi-Sovereigns	—	534,544	—	534,544
Governments - Sovereign Bonds	—	379,474	—	379,474
Short-Term Municipal Notes	—	136,588	—	136,588

Total Investments in Securities	—	245,043,446	504,314	245,547,760
Other Financial Instruments(a):
Assets:
Futures	96,436	—	—	96,436
Centrally Cleared Credit Default Swaps	—	36,997	—	36,997
Credit Default Swaps	—	618,011	—	618,011
Liabilities:
Futures	(11,878)	—	—	(11,878)
Credit Default Swaps	—	(711,615)	—	(711,615)

Total	$84,558	$244,986,839	$504,314	$245,575,711

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.